STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
8.	STOCKHOLDERS’ EQUITY

On October 23, 2010 the Company sold 3,125,000 shares of its common stock in a private placement at $3.20 per share for gross proceeds to the Company of $10.0 million.  In conjunction with this private placement, the Company also issued warrants to purchase an additional 1,074,212 shares of common stock with an exercise price of $3.20 per share.   Fees in the amount of $0.8 million relating to the stock placement were netted against proceeds.  The warrants were exercisable immediately upon issue, and expire October 22, 2015. As of April 30, 2013, there were 998,096 warrants outstanding.

On July 31, 2012, the Company issued and sold to Iron Mountain Incorporated (“IRM”) 582,524 shares of its common stock at $5.15 per share in a private placement, for an aggregate purchase price of $3 million. IRM also agreed that it would not transfer the shares without the Company’s prior written consent until the one year anniversary date of the closing of the private placement. The Company also entered in a registration rights agreement with IRM, pursuant to which the Company filed a registration statement on Form S-1 on May 10, 2013 to register these securities with the Securities and Exchange Commission (“SEC”).

On March 22, 2013, we entered into a Securities Purchase Agreement with certain accredited investors for the issuance and sale in a private placement of 4,231,154 units at a purchase price of $2.0625 per unit, valued at $8.6 million, for net proceeds of approximately $7.9 million after related expenses. Each unit consists of one share of 5.0% Series F convertible preferred stock, par value $0.001 per share and a warrant to purchase one-half of a share of common stock equal per share of convertible preferred stock purchased, at an exercise price of $2.00 per whole share, subject to certain adjustments, resulting in the issuance of warrants to purchase an additional 2,282,753 shares of common stock with an exercise price of $2.00 per share. The warrants were valued using the Black-Scholes pricing model at approximately $1,800,000 which resulted in a beneficial conversion feature on the convertible preferred stock of approximately $817,000. This amount was recorded as a deemed dividend for the period ended April 30, 2013. The Convertible Preferred has the rights, qualifications, limitations and restrictions set forth in the Certificate of Designation (the “Certificate of Designation”) filed with the Secretary of State of the State of Delaware on March 28, 2013. The Certificate of Designation authorizes for issuance up to 4,500,000 shares of Convertible Preferred, with 3,750,000 shares designated as “Sub-Series F-1” and 750,000 shares designated as “Sub-Series F-2.” The right of holders of Convertible Preferred to convert the Convertible Preferred is subject to a 9.99% beneficial ownership limitation for holders of Sub-Series F-1 and a 4.99% beneficial ownership limitation for holders of Sub-Series F-2. Such beneficial ownership limitations may be increased or decreased by a holder of Sub-Series F-1 to any percentage not in excess of 19.99% after providing notice of such increase or decrease to the Company. For as long as at least 90% of the aggregate number of shares of Sub-Series F-1 issued on the Original Issue Date are outstanding, the holders of such Sub-Series F-1, voting as a single class, will be entitled to elect two directors of the Company. If less than 90%, but at least 20%, of such shares of Sub-Series F-1 are outstanding, such holders, voting as a single class, will be entitled to elect one director of the Company.The holders of Sub-Series F-2 will not be entitled to vote on the directors elected by the holders of Sub-Series F-1. Each of these preferred shares has liquidation preferences equal to two times the original issuance prices until shareholders approve a conversion price adjustment when the preference becomes one times the original issue price in addition to accrued but unpaid dividends.

The Certificate of Designation contains customary anti-dilution protection. In addition, subject to approval by the holders of a majority of the outstanding shares of Common Stock at the next annual meeting of stockholders of the Company or prior to the earlier to occur of (A) twelve months following the Original Issue Date and (B) the date on which the Company indicates a positive earnings per share in its public disclosures, if the Company issues or is deemed to have issued additional shares of Common Stock without consideration or for a consideration per share less than the applicable conversion price, which is initially $2.0625 per share, then the conversion price of the Convertible Preferred will be reduced, concurrently with such issue, to the consideration per share received by the Company for such issue or deemed issue of the additional shares of Common Stock. The Warrants also contain customary anti-dilution protection. In addition, subject to Stockholder Approval or prior to the earlier to occur of (1) twelve months following the date of the Warrants and (2) the date on which the Company indicates a positive earnings per share in its public disclosures, if the Company issues or is deemed to have issued additional shares of Common Stock without consideration or for a consideration per share less than the applicable exercise price, which is initially $2.00 per share, then the exercise price of the Warrants will be reduced, concurrently with such issue, to the consideration per share received by the Company for such issue or deemed issue of the additional shares of Common Stock. In accordance with ASC 815-40-25 and ASC 815-10-15Derivatives and Hedging and ASC 480-10-25Liabilities-Distinguishing Liabilities from Equity if approved by shareholders, the convertible preferred shares and warrants may be accounted for as liabilities at their fair value which could have a significant impact on the Company’s financial statements.

Each unit consists of one share of 5.0% Series F convertible preferred stock, par value $0.001 per share and a warrant to purchase one-half of a share of common stock equal per share of convertible preferred stock purchased, at an exercise price of $2.00 per whole share, subject to certain adjustments resulting in the issuance of warrants to purchase an additional 2,282,753 shares of common stock with an exercise price of $2.00 per share. The convertible preferred ranks senior to the common stock and each other class or series of the Company’s capital stock, whether common, preferred or otherwise, with respect to distributions of dividends and distributions upon liquidation, dissolution or winding up of the Company.

Fees in the amount of $0.7 million relating to the stock placement were netted against proceeds. The Company filed a registration statement to register these securities on Form S-1 on May 10, 2013 with the Securities and Exchange Commission (“SEC”).

On February 28, 2013, the Company issued convertible promissory notes to two investors, in the aggregate principal amount of $550,000. Pursuant to the terms of the notes, both note holders had the right to convert the outstanding amounts under their notes into Series F convertible preferred stock shares at a discount of 15% to the issue price of the Series F convertible preferred stock. Each note holder exercised this right and received 188,235 Series F convertible preferred stock shares, in the case of the note holder converting $330,000 of promissory notes and interest, and 156,863 Series F convertible preferred stock shares, for the in the case of note holder converting $275,000 of promissory notes and interest.

11. STOCKHOLDERS’ EQUITY

On October 23, 2010 the Company sold 3,125,000 shares of its common stock at $3.20 per share for gross proceeds to the Company of $10.0 million.  In conjunction with this private placement, the Company also issued warrants to purchase an additional 1,074,212 shares of common stock with an exercise price of $3.20 per share.   Fees in the amount of $0.8 million relating to the stock placement were netted against proceeds.  The warrants were valued at $1.3 million using the Black-Scholes model.  The Black-Scholes inputs used were:  expected dividend rate of 0%, expected volatility of 68%, risk free interest rate of 1.47%, and expected term of 2.5 years.  The warrants were exercisable immediately upon issue, and expire October 22, 2015. As of October 31, 2012, 998,096 warrants were outstanding.

In August 2011, the Company filed an amendment to its Certificate of Incorporation to effect a reverse stock split of its issued and outstanding common stock, pursuant to which every four outstanding shares of common stock were combined and reclassified into one share of common stock. This reverse stock split was effective August 12, 2011. All references to the number of shares of common stock issued and outstanding, and the per share calculations have been restated to give retroactive effect to the reverse stock split.

On July 31, 2012, the Company issued and sold to Iron Mountain Incorporated (“IRM”) 582,524 shares of its common stock at $5.15 per share, for an aggregate purchase price of $3 million. IRM also agreed that it would not transfer the shares without the Company’s prior written consent until the one year anniversary date of the closing of the agreement. The Company also entered in a registration rights agreement with IRM, pursuant to which the Company agreed to prepare and file a registration statement with the Securities and Exchange Commission (“SEC”) at IRM’s request, no later than sixty days following such request, and to keep it continuously effective until the shares covered by the registration statement have been sold or become eligible for sale pursuant to SEC Rule 144 without restriction on the volume of securities that may be sold in any single transaction, assuming for this purpose that the security holders are not affiliates of the Company.